Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 41,833	$ 24,866
Accumulated depreciation	8,785	3,138
Net book value	33,048	21,728
Depreciation	5,725	3,998	$ 1,480
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	3,086	1,599	572
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	1,040	795	344
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	1,191	1,253	466
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	408	351	$ 98
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	23,225	15,014
Accumulated depreciation	2,057	352
Net book value	21,168	14,662
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	14,508	7,346
Accumulated depreciation	5,630	2,415
Net book value	8,878	4,931
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	4,100	2,506
Accumulated depreciation	1,098	371
Net book value	$ 3,002	$ 2,135